                                                             File No. 33-47216
                                                                     811-6632
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No.   11
                                      ----
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No.   13
                                      ----
   Allmerica Select Separate Account of Allmerica Financial Life Insurance and
                                 Annuity Company

                              (Exact Name of Trust)

             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester MA 01653
                                 (508) 855-1000
                                 --------------
               (Registrant's telephone number including area code)

                   Abigail M. Armstrong, Secretary and Counsel
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester MA 01653
                (Name and complete address of agent for service)

             It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b)
          -----
               on (________)  pursuant to paragraph (b)
          -----
                60 days after filing pursuant to paragraph (a) (1)
          -----
            X    on (May 1, 1997) pursuant to paragraph (a) (1)
          -----
                on (date) pursuant to paragraph (a) (2) of Rule 485
          -----

                            VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1996 will be filed on or before February 28, 1997.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.              CAPTION IN PROSPECTUS
-----------------              ---------------------

1. . . . . . . . . . . . . .   Cover Page

2. . . . . . . . . . . . . .   "Special Terms"

3. . . . . . . . . . . . . .   "Summary"; "Annual and Transaction Expenses"

4. . . . . . . . . . . . . .   "Condensed Financial Information"; "Performance
                               Information"

5. . . . . . . . . . . . . .   "Description of the Company, the Variable
                                Account, the Trust, Fidelity VIP, and T. Rowe Price"

6. . . . . . . . . . . . . .   "Charges and Deductions"

7. . . . . . . . . . . . . .   "Description of the Contract"

8. . . . . . . . . . . . . .   "Electing the Form of Annuity and the Annuity
                                Date"; "Description Of Variable Annuity Option"; "Annuity Benefit Payments"

9. . . . . . . . . . . . . .   " Death Benefit"

10 . . . . . . . . . . . . .   "Payments"; "Computation of Values";
                               "Distribution"

11 . . . . . . . . . . . . .   "Surrender"; "Withdrawals"; "Charge for
                                Surrender and Withdrawal"; "Withdrawal
                                Without Surrender Charge" "Texas Optional
                                Retirement Program"

12 . . . . . . . . . . . . .   "Federal Tax Considerations"

13 . . . . . . . . . . . . .   "Legal Matters"

14 . . . . . . . . . . . . .   "Statement of Additional Information-Table of
                                Contents"

FORM
N-4 ITEM NO.                   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------              ----------------------------------------------

15 . . . . . . . . . . . . .   "Cover Page"

16 . . . . . . . . . . . . .   "Table of Contents"

17 . . . . . . . . . . . . .   "General Information and History"

18 . . . . . . . . . . . . .   "Services"

19 . . . . . . . . . . . . .   "Underwriters"

20 . . . . . . . . . . . . .   "Underwriters"

21 . . . . . . . . . . . . .   "Performance Information"

22 . . . . . . . . . . . . .   "Annuity Payments"

23 . . . . . . . . . . . . .   "Financial Statements"

                                                    ALLMERICA SELECT RESOURCE II
                                                       VARIABLE ANNUITY CONTRACT

PROFILE      THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT
MAY 1, 1997  YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE ALLMERICA SELECT
             RESOURCE II VARIABLE ANNUITY CONTRACT.  THE CONTRACT IS MORE FULLY
             DESCRIBED LATER IN THIS PROSPECTUS.  PLEASE READ THE PROSPECTUS
             CAREFULLY.

1. THE ALLMERICA SELECT RESOURCE II VARIABLE ANNUITY CONTRACT
The Allmerica Select Resource II variable annuity contract is a contract between you and Allmerica Financial Life Insurance and Annuity Company. It is designed to help you accumulate assets for your retirement or other important financial goals on a tax-deferred basis.

Allmerica Select Resource II offers a diverse selection of money managers and investment options. You may allocate your payments among any of 11 variable investment portfolios, a number of Guarantee Period Accounts and the Fixed Account. This range of investment choices enables you to allocate your money to meet your particular investment needs. Transfers between accounts do not create a taxable event.

Variable investments are subject to fluctuations in market value, and may increase or decrease the value of your contract over time. Investments in either the Fixed Account or the Guarantee Period Accounts offer rates of return and protection of principal that are guaranteed by the Company.

Annuities typically have two phases; an ACCUMULATION PHASE and, if you annuitize, an INCOME PHASE. During the ACCUMULATION PHASE you can make payments into the contract on any frequency. Earnings from your investments accumulate on a tax deferred basis. Withdrawals from your contract during the ACCUMULATION PHASE are subject to taxes on earnings and any pre-tax payments made to the contract when you withdraw them. A federal tax penalty may apply if you withdraw prior to age 59 1/2.

The INCOME PHASE occurs when you begin receiving regular payments from your contract. The amount of money you are able to accumulate in your contract during the ACCUMULATION PHASE will determine the amount of your payments during the INCOME PHASE. This accumulation is based on the amount of your payments, and any gain or loss from your investments.

2. ANNUITY PAYMENTS TO YOU
Before beginning to receive your payments, you will want to decide the form those payments will take. If you would like to receive a regular income from your annuity, you may select one of six annuity options: (1) monthly payments for your lifetime; (2) monthly payments for your lifetime, but not for less than 120 months; (3) monthly payments for your lifetime with the guarantee that if payments to you are less than the accumulated value a refund of the remaining value will be paid: (4) monthly payments for your lifetime and your survivor's lifetime; (5) monthly payments for your lifetime and your survivor's lifetime with the payment to the survivor being reduced to 2/3; and (6) monthly payments for a specified period of 1 to 30 years.

You can also choose whether you want your annuity payments on a variable basis (subject to fluctuation based on investment performance), on a fixed basis (with benefit payments guaranteed at a fixed amount), or on a combination variable and fixed basis. Once payments begin, the annuity option cannot be changed.

3. PURCHASING THIS CONTRACT
Allmerica Select contracts are sold through a network of independent financial representatives. We suggest you and your representative review this information and that your representative assist you in completing any forms. The initial payment into this contract must be at least $1,000 and each subsequent payment must be at least $50. Other than these conditions, there is no fixed schedule for making payments, nor any limits as to payment frequency.

4. INVESTMENT OPTIONS
You have full investment control over the contract and you may allocate money to the following funds:

INTERNATIONAL FUNDS                Select International Equity Fund
                                   T. Rowe Price International Stock Portfolio
AGGRESSIVE GROWTH FUNDS            Select Aggressive Growth Fund
                                   Select Capital Appreciation Fund
GROWTH FUNDS                       Select Growth Fund
                                   Fidelity VIP Growth Portfolio
GROWTH AND INCOME FUNDS            Select Growth and Income Fund
                                   Fidelity VIP Equity-Income Portfolio
INCOME FUNDS                       Fidelity VIP High Income Portfolio
                                   Select Income Fund
MONEY MARKET FUND                  Money Market Fund

You may also allocate money among the Guarantee Period Accounts and the Fixed Account. The Guarantee Period Accounts offer interest rates that are guaranteed for a specific period of time. The Fixed Account guarantees a minimum rate of interest which may vary from time to time but will not be less than 3%.

5. EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. Each year a $30 contract fee is deducted from your Contract. This charge is waived if the value of the Contract is at least $50,000. Also insurance charges are deducted which total 1.40% of the average daily value of your Contract allocated to the investment portfolios. There are also investment management charges which range from 0.34% to 1.23% of the average daily value of the investment portfolio depending upon the investment portfolio. When you make a withdrawal or you begin receiving regular income payments from your annuity, a state premium tax, which varies depending upon the state of residency, may apply.

If a payment remains in your account for seven years or longer, you will not incur any sales charge on that amount. However, a contingent deferred sales charge may apply to withdrawals of amounts invested seven years or less on a declining scale between 6.5% and 1%, depending on which year the withdrawal is made.

The following chart is designed to help you understand the charges in your contract. The column "Total Annual Charges" combines the $30 contract fee, the 1.40% insurance charges and the investment charges for each fund. The next two columns show two examples of the charges you would pay in dollar amounts. The examples assume you invest $1,000, earn 5% annually and withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. Year 1 includes Total Annual Charges as well as the surrender charges. Year 10, shows the aggregate of all the annual charges assessed for 10 years, with no surrender charge. Premium tax is assumed to be 0% in both examples.

                                                                                           EXAMPLES:
                                                                                         TOTAL  ANNUAL
                                             TOTAL ANNUAL   TOTAL ANNUAL    TOTAL     EXPENSES AT END OF
                                             INSURANCE      INVEST. MGMT.   ANNUAL     (1)         (2)
FUND                                         CHARGES        FEES            CHARGES   1 YEAR    10 YEARS
----                                         -------        ----            -------   ------    --------
Select International Equity Fund             1.48%          1.23%           2.71%
T. Rowe Price International Stock Portfolio  1.48%
Select Aggressive Growth Fund                1.48%          1.08%           2.56%
Select Capital Appreciation Fund             1.48%          1.13%           2.61%
Select Growth Fund                           1.48%          0.93%           2.41%
Fidelity VIP Growth Portfolio                1.48%          0.69%           2.17%
Select Growth and Income Fund                1.48%          0.83%           2.31%
Fidelity VIP Equity-Income Portfolio         1.48%          0.58%           2.06%
Fidelity VIP High Income Portfolio           1.48%          0.71%           2.19%
Select Income Fund                           1.48%          0.74%           2.22%
Money Market Fund                            1.48%          0.34%           1.82%

6. TAXES
Your earnings are not taxed until you take them out.   Any withdrawals during
the accumulation phase will be first treated as earnings and are taxed as income. If you take money out before age 59 1/2, you may be subject to a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. However, if this contract is used as part of a qualified retirement program (such as a 401(k) plan), then the entire income payment will be taxable.

7. WITHDRAWALS
The contract is structured as a long-term investment opportunity, which always gives you access to your money. You may withdraw the greatest of: (1) 100% of the accumulated earnings, (2) 10% of the total account value per calendar year, or (3) an amount based on your life expectancy.

Amounts allocated to the Guarantee Period Account will be subject to a market value adjustment, which may increase or decrease the value, if withdrawn before the end of the guarantee period.

8. PERFORMANCE
The value of your contract will vary up or down depending on the investment performance of the funds you choose. The following chart illustrates past returns for each fund for the time period shown. The performance figures reflect the contract fee, the insurance charges, the investment charges and all other expenses of the fund. They do not reflect the surrender charges which, if applied, would reduce such performance. Past performance is not a guarantee of future results.

                                                                            CALENDAR YEAR
FUND                                              1996   1995   1994   1993   1992   1991   1990   1989   1988   1987
----                                              ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
Select International Equity Fund
T. Rowe Price International Stock Portfolio
Select Aggressive Growth Fund
Select Capital Appreciation Fund
Select Growth Fund
Fidelity VIP Growth Portfolio
Select Growth and Income Fund
Fidelity VIP Equity-Income Portfolio
Fidelity VIP High Income Portfolio
Select Income Fund
Money Market Fund

9. DEATH BENEFIT
In addition to tax deferred growth, your contract provides valuable insurance features. If the annuitant dies during the accumulation phase, we will pay the beneficiary a death benefit. The death benefit is equal to the HIGHEST of: (1) the accumulated value increased for any positive market value adjustment; (2) your total investment(s) compounded daily at 5% per year, adjusted proportionately to reflect any withdrawals or (3) the highest value of your account on any previous contract anniversary (increased for subsequent payments and decreased proportionately for any subsequent withdrawals). If the owner is not the annuitant and dies during the accumulation phase, the death benefit will be equal to (1) above.

10. ADDITIONAL FEATURES
FREE LOOK PERIOD: If you cancel your contract within 10 days after receiving it (or whatever period is required by your state), we will pay you either an amount equal to the value of your contract (which may be more or less than your original payment) or in some cases return your original payment.

WITHDRAWAL WITHOUT A SALES CHARGE: All surrender charges are waived if after the contract is issued, the Owner is diagnosed with a fatal illness, becomes disabled (before age 65) or is in a medical care facility for 90 days after the first year.

DOLLAR COST AVERAGING: You may elect to automatically transfer money on a periodic basis from the Money Market Fund, Select Income Fund or Fixed Account to one or more of the other investment options.

AUTOMATIC ACCOUNT REBALANCING: You may elect to automatically have your contract's accumulated value periodically reallocated ("rebalanced") among your chosen investment options to maintain your designated percentage allocation mix. There is no charge for this service.

11. INQUIRIES
If you need more information you may contact us at:
Allmerica Financial Life Insurance and Annuity Company
440 Lincoln St.
Worcester, Massachusetts  01653
1-800-366-1492

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
           COMBINATION DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                       ALLMERICA SELECT SEPARATE ACCOUNT

This Prospectus describes interests under flexible payment combination deferred variable and fixed annuity contracts issued, either on a group basis or as individual contracts, by Allmerica Financial Life Insurance and Annuity Company ("Company") to individuals and businesses in connection with retirement plans or other long-term plans. (For information about the tax status when used with a particular type of plan, see "FEDERAL TAX CONSIDERATIONS.") Participation in a group contract will be accounted for by the issuance of a certificate describing the individual's interest under the group contract. Participation in an individual contract will be evidenced by the issuance of an individual contract. Certificates and individual contracts are referred to herein collectively as the "Contract(s)." The following is a summary of information about these Contracts. More detailed information can be found under the referenced captions in this Prospectus.

Contract values may accumulate on a variable basis in the Contract's Variable Account, known as the Allmerica Select Separate Account. The assets of the Variable Account are divided into Sub-Accounts, each investing exclusively in shares of one of the following funds:

                        SELECT INTERNATIONAL EQUITY FUND
                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                         SELECT AGGRESSIVE GROWTH FUND
                        SELECT CAPITAL APPRECIATION FUND
                               SELECT GROWTH FUND
                         FIDELITY VIP GROWTH PORTFOLIO
                         SELECT GROWTH AND INCOME FUND
                      FIDELITY VIP EQUITY-INCOME PORTFOLIO
                       FIDELITY VIP HIGH INCOME PORTFOLIO
                               SELECT INCOME FUND
                               MONEY MARKET FUND

In most jurisdictions, values also may be allocated on a fixed basis to the Fixed Account, which is part of the Company's General Account and, during the accumulation period, to one or more of the Guarantee Period Accounts. Amounts allocated to the Fixed Account earn interest at a guaranteed rate for one year from the date allocated. Amounts allocated to a Guarantee Period Account earn a fixed rate of interest for the duration of the applicable Guarantee Period. The interest earned is guaranteed if held for the entire Guarantee Period. If withdrawn or transferred prior to the end of the Guarantee Period, the value may be increased or decreased by a Market Value Adjustment. Assets supporting allocations to the Guarantee Period Accounts in the accumulation phase are held in the Company's Separate Account GPA.

Additional information is contained in a Statement of Additional Information dated May 1, 1997, filed with the Securities and Exchange Commission and incorporated herein by reference. The Table of Contents of the Statement of Additional Information ("SAI") is on page 4 of this Prospectus. The SAI is available upon request and without charge through Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, Telephone 1-800-366-1492.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES OF ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS FUND, AND T. ROWE PRICE INTERNATIONAL SERIES, INC. THE FIDELITY VIP HIGH INCOME PORTFOLIO INVESTS IN HIGHER-YIELDING, LOWER-RATED DEBT SECURITIES (SEE "INVESTMENT OBJECTIVES AND POLICIES"). INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACTS ARE OBLIGATIONS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, AND ARE DISTRIBUTED BY ALLMERICA INVESTMENTS, INC. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR CREDIT UNION. THE CONTRACTS ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER FEDERAL AGENCY. INVESTMENTS IN THE CONTRACTS ARE SUBJECT TO VARIOUS RISKS, INCLUDING THE FLUCTUATION OF VALUE AND POSSIBLE LOSS OF PRINCIPAL.

                               DATED MAY 1, 1997

                               TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                                               4
SPECIAL TERMS                                                                                       5
SUMMARY                                                                                             7
ANNUAL AND TRANSACTION EXPENSES                                                                    12
CONDENSED FINANCIAL INFORMATION                                                                    14
PERFORMANCE INFORMATION                                                                            15
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, THE TRUST,
FIDELITY VIP, and T. ROWE PRICE                                                                    17
INVESTMENT OBJECTIVES AND POLICIES                                                                 19
INVESTMENT ADVISORY SERVICES                                                                       20
DESCRIPTION OF THE CONTRACT                                                                        22
    A.     Payments                                                                                22
    B.     Right to Revoke Individual Retirement Annuity                                           23
    C.     Right to Revoke All Other Contracts                                                     23
    D.     Transfer Privilege                                                                      23
             Automatic Transfers and Automatic Account Rebalancing Options                         24
    E.     Surrender                                                                               24
    F.     Withdrawals                                                                             25
             Systematic Withdrawals                                                                25
             Life Expectancy Distributions                                                         25
    G.     Death Benefit                                                                           26
             Death of the Annuitant Prior to the Annuity Date                                      26
             Death of an Owner Who is Not Also the Annuitant Prior to the Annuity Date             26
             Payment of the Death Benefit Prior to the Annuity Date                                26
             Death of the Annuitant After the Annuity Date                                         27
    H.     The Spouse of the Owner as Beneficiary                                                  27
    I.     Assignment                                                                              27
    J.     Electing the Form of Annuity and the Annuity Date                                       27
    K.     Description of Variable Annuity Options                                                 28
    L.     Annuity Benefit Payments                                                                29
             The Annuity Unit                                                                      29
             Determination of the First and Subsequent Annuity Benefit Payments                    29
    M.     Norris Decision                                                                         30
    N.     Computation of Values                                                                   30
             The Accumulation Unit                                                                 30
             Net Investment Factor                                                                 31
CHARGES AND DEDUCTIONS                                                                             31
    A.     Variable Account Deductions                                                             31
             Mortality and Expense Risk Charge                                                     31
             Administrative Expense Charge                                                         31
             Other Charges                                                                         32
    B.     Contract Fee                                                                            32
    C.     Premium Taxes                                                                           32
    D.     Contingent Deferred Sales Charge                                                        33
             Charge for Surrender and Withdrawal                                                   33
             Reduction or Elimination of Surrender Charge                                          33
             Withdrawal Without Surrender Charge                                                   34
             Surrenders                                                                            35
             Charge at the Time Annuity Benefit Payments Begin                                     35

    E.     Transfer Charge                                                                         35
GUARANTEE PERIOD ACCOUNTS                                                                          36
FEDERAL TAX CONSIDERATIONS                                                                         37
    A.     Qualified and Non-Qualified Contracts                                                   38
    B.     Taxation of the Contract in General                                                     38
             Withdrawals Prior to Annuitization                                                    38
             Annuity Payouts After Annuitization                                                   39
             Penalty on Distribution                                                               39
             Assignments or Transfers                                                              39
             Non-Natural Owners                                                                    39
             Deferred Compensation Plans of State and Local Governments and Tax-Exempt
             Organizations                                                                         40
    C.     Tax Withholding                                                                         40
    D.     Provisions Applicable to Qualified Employer Plans                                       40
             Corporate and Self-Employed Pension and Profit Sharing Plans                          40
             Individual Retirement Annuities                                                       40
             Tax Sheltered Annuities                                                               41
             Texas Optional Retirement Program                                                     41
REPORTS                                                                                            41
LOANS (QUALIFIED CONTRACTS ONLY)                                                                   41
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                                                  41
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                                          42
VOTING RIGHTS                                                                                      43
DISTRIBUTION                                                                                       43
LEGAL MATTERS                                                                                      43
FURTHER INFORMATION                                                                                43
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT                                            A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT                                   A-2
APPENDIX C -- THE DEATH BENEFIT                                                                   A-4
APPENDIX D -- DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I
  CONTRACT                                                                                        A-6

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                                      2
TAXATION OF THE VARIABLE ACCOUNT AND THE COMPANY                                                     3
SERVICES                                                                                             3
UNDERWRITERS                                                                                         4
ANNUITY BENEFIT PAYMENTS                                                                             5
EXCHANGE OFFER                                                                                       7
PERFORMANCE INFORMATION                                                                              9
FINANCIAL STATEMENTS

THE CONTRACTS OFFERED BY THIS PROSPECTUS MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS

                                 SPECIAL TERMS

ACCUMULATED VALUE: the sum of the value of all Accumulation Units in the Sub-Accounts and of the value of all accumulations in the Fixed Account and Guarantee Period Accounts then credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a measure of the Owner's interest in a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin.

ANNUITY UNIT: a measure of the value of the periodic annuity benefit payments under the Contract.

FIXED ACCOUNT: the part of the Company's General Account that guarantees principal and a fixed minimum interest rate and to which all or a portion of a payment or transfer under this Contract may be allocated.

FIXED ANNUITY: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period and is supported by assets in a non-unitized separate account.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER: the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account. Each Sub-Account available under the Contract invests exclusively in the shares of a corresponding fund of Allmerica Investment Trust, a corresponding portfolio of the Variable Insurance Products Fund ("Fidelity VIP"), or the T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any Contract fee, contingent deferred sales charge, and Market Value Adjustment.

UNDERLYING FUNDS (OR FUNDS): Select International Equity Fund of Allmerica Investment Trust, T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc., Select Aggressive Growth Fund, Select Capital Appreciation Fund, and Select Growth Fund of Allmerica Investment Trust, Fidelity VIP Growth Portfolio, Select Growth and Income Fund of Allmerica Investment Trust, Fidelity VIP Equity-Income Portfolio, Fidelity VIP High Income Portfolio, Select Income Fund, and Money Market Fund of Allmerica Investment Trust.

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current net asset value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Allmerica Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Funds.

                                    SUMMARY

WHAT IS THE ALLMERICA SELECT RESOURCE II VARIABLE ANNUITY?

The Allmerica Select Resource II variable annuity contract is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

- a customized investment portfolio

- experienced professional investment advisers

- tax deferral on earnings

- guarantees that can protect your family during the accumulation phase

- income that can be guaranteed for life

- issue age up to 90.

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, your initial payment and any additional payments you choose to make may be allocated to the combination of portfolios of securities ("Funds") under your Contract, to the Guarantee Period Accounts, and to the Fixed Account. You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Funds and any accumulations in the Guarantee Period and Fixed Accounts. No income taxes are paid on any earnings under the Contract unless and until Accumulated Values are withdrawn. In addition, during the accumulation phase, your beneficiaries receive certain protections and guarantees in the event of the Annuitant's death. See discussion below "WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?"

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity phase are:

- periodic payments for your lifetime (assuming you are the Annuitant);

- periodic payments for your life and the life of another person selected by you;

- periodic payments for your lifetime with guaranteed payments continuing to your beneficiary for 10 years in the event that you die before the end of ten years;

- periodic payments over a specified number of years (1 to 30) -- under this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the Owner), and us, Allmerica Financial Life Insurance and Annuity Company ("Company"). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and a beneficiary. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $1,000 minimum for your initial payment and a $50 minimum for any additional payments. (A lower initial payment amount is permitted for certain qualified plans and where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

The Contract permits net payments to be allocated among eleven Funds, the Guarantee Period Accounts, and the Fixed Account.

THE ELEVEN FUNDS ARE:

- Select International Equity Fund
  Managed by Bank of Ireland Asset Management

- T. Rowe Price International Stock Portfolio
  Managed by Rowe Price-Fleming International, Inc.

- Select Aggressive Growth Fund
  Managed by Nicholas-Applegate Capital Management

- Select Capital Appreciation Fund
  Managed by Janus Capital Corporation

- Select Growth Fund
  Managed by Putnam Investment Management, Inc.

- Fidelity VIP Growth Portfolio
  Managed by Fidelity Management & Research Company

- Select Growth and Income Fund
  Managed by John A. Levin & Co., Inc.

- Fidelity VIP Equity-Income Portfolio
  Managed by Fidelity Management & Research Company

- Fidelity VIP High Income Portfolio
  Managed by Fidelity Management & Research Company

- Select Income Fund
  Managed by Standish, Ayer & Wood, Inc.

- Money Market Fund
  Managed by Allmerica Asset Management, Inc.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see "GUARANTEE PERIOD ACCOUNTS."

FIXED ACCOUNT. The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

WHO ARE THE INVESTMENT ADVISERS AND HOW ARE THEY SELECTED?

Allmerica Investment Management Company, Inc. ("Manager") is the investment manager of Allmerica Investment Trust, and handles the day-to-day affairs of the Trust. The Manager has entered into agreements with experienced investment advisers ("Sub-Advisers"), who will manage the investments of the Funds. Allmerica Asset Management, Inc., an indirectly wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), is the Sub-Adviser for the Money Market Fund. For the Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund, and Select Income Fund, the Sub-Advisers are independent and have been selected by the Manager in consultation with RogersCasey Consulting, Inc., a leading pension consulting firm. The cost of such consultation is borne by the Manager. RogersCasey Consulting, Inc. provides consulting services to pension plans representing over $300 billion in total assets and, in its consulting capacity, monitors the investment performance of over 1,000 investment advisers. Each independent Sub-Adviser was selected by the Manager on the basis of strict objective, quantitative and qualitative criteria, with special emphasis on the Sub-Adviser's record in managing similar portfolios. Ongoing performance of the independent Sub-Advisers is monitored and evaluated by a committee which includes members who may be affiliated or unaffiliated with the Company. See "Investment Advisory Services to the Trust."

Fidelity Management & Research Company ("FMR") is the investment manager of Fidelity VIP. FMR is one of America's largest investment management organizations. Its principal business address is 82 Devonshire Street, Boston, MA 02109. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services.

Rowe Price-Fleming International, Inc. ("Price-Fleming") is the investment manager of T. Rowe Price International Stock Portfolio. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of America's largest international mutual fund asset managers with approximately $25 billion under management in its offices in Baltimore, London, Tokyo and Hong Kong.

CAN I MAKE TRANSFERS AMONG THE FUNDS?

Yes. Prior to the Annuity Date, you may transfer among the Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. See "TRANSFER PRIVILEGE." The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

WHAT IF I NEED MY MONEY BEFORE MY ANNUITY PAYOUT PHASE BEGINS?

You may surrender your Contract or make withdrawals any time before your annuity payout phase begins. Each year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Additional amounts may be withdrawn at anytime but may be subject to the surrender charge for payments that have not been invested in the Contract for more than seven years. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, except where prohibited by state law, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility, become disabled or are diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge."

WHAT HAPPENS UPON DEATH DURING MY ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the highest of:

- The Accumulated Value increased by any positive Market Value Adjustment;

- Gross payments, with interest accumulating daily at an annual rate of 5% starting on the date each payment was applied, and continuing throughout your investments' entire accumulation phase, reduced proportionately to reflect withdrawals; or

- The highest Accumulated Value that would have been payable as a death benefit on any Contract anniversary, increased for subsequent payments and reduced proportionately to reflect withdrawals since that anniversary.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Accumulated Value of the Contract increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "Death Benefit.")

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value is less than $50,000 on each Contract anniversary and upon surrender, a $30 Contract fee will be deducted from your Contract. The Contract fee is waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender your Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a contingent deferred sales charge. If applicable, this charge will be between 1% and 6.5% of payments withdrawn, based on when the payments were made.

A deduction for state and local premium taxes, if any, may be made as described under "Premium Taxes."

The Company will deduct a daily Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Fund. The Funds will incur certain management fees and expenses which are more fully described in "Other Charges" and in the prospectuses of the Funds, which accompany this Prospectus.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if your Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "Right to Revoke Contract."

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

There are several changes you can make after receiving your Contract:

- You may assign your ownership to someone else, except under certain qualified plans.

- You may change the beneficiary, unless you have designated a beneficiary irrevocably.

- You may change your allocation of payments.

- You may make transfers of Contract value among your current investments without any tax consequences.

- You may cancel your Contract within ten days of delivery (or longer if required by state law).

I HAVE THE ALLMERICA RESOURCE I CONTRACT -- ARE THERE ANY DIFFERENCES?

Yes. If your Contract is issued on Form No. A3020-92 ("Allmerica Select Resource I"), it is basically similar to the Contract described in this Prospectus ("Allmerica Select Resource II") except as specifically indicated in APPENDIX D, "DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT." The form number is located in the bottom left-hand corner of your Contract pages and may include some numbers or letters in addition to A3020-92 in order to identify state variations.

                        ANNUAL AND TRANSACTION EXPENSES

The following tables show charges under the Contract, expenses of the Sub-Accounts, and expenses of the Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "Premium Taxes."

CONTRACT CHARGES:

                                                                  YEARS FROM
                                                                DATE OF PAYMENT   CHARGE
                                                                ---------------  ---------
CONTINGENT DEFERRED SALES CHARGE:
This charge may be assessed upon surrender, withdrawal or             0-1          6.5%
annuitization under any commutable period certain option or a          2           6.0%
noncommutable period certain option of less than ten years.            3           5.0%
The charge is a percentage of payments applied to the amount           4           4.0%
surrendered (in excess of any amount that is free of surrender         5           3.0%
charge) within the indicated time period.                              6           2.0%
                                                                       7           1.0%
                                                                  More than 7       0%

TRANSFER CHARGE:
The Company currently makes no charge for processing transfers                     None
and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

CONTRACT FEE:
The fee is deducted annually and upon surrender prior to the                        $30
Annuity Date when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the
trustee of a 401(k) plan.

SUB-ACCOUNT EXPENSES:
(on annual basis as percentage of average daily net assets)
Mortality and Expense Risk Charge:                                                 1.25%
Administrative Expense Charge:                                                     0.15%
Total Asset Charge:                                                                1.40%

FUND EXPENSES:
(annual basis as percentage of average daily net assets)

                                                                                  OTHER FUND
                                                      MANAGEMENT              EXPENSES (AFTER ANY             TOTAL FUND
                                                         FEE              APPLICABLE REIMBURSEMENTS)           EXPENSES
                                                  ------------------  -----------------------------------  ----------------
Select International Equity Fund................          1.00%                      0.23%  (1)                  1.23% (3)
T. Rowe Price International Stock Portfolio.....
Select Aggressive Growth Fund...................          1.00%                      0.08%  (1)                  1.08%
Select Capital Appreciation Fund................          1.00%                      0.13%  (1)                  1.13%
Select Growth Fund..............................          0.85%                      0.08%  (1)                  0.93% (3)
Fidelity VIP Growth Portfolio...................          0.61%                      0.08%                       0.69% (2)
Select Growth and Income Fund...................          0.75%                      0.08%  (1)                  0.83% (3)
Fidelity VIP Equity-Income Portfolio............          0.51%                      0.07%                       0.58% (2)
Fidelity VIP High Income Portfolio..............          0.59%                      0.12%                       0.71%
Select Income Fund..............................          0.60%                      0.14%  (1)                  0.74%
Money Market Fund...............................          0.28%                      0.06%  (1)                  0.34%

(1) Under the Management Agreement with Allmerica Investment Trust, Allmerica Investment Management Company, Inc. ("Manager") has declared a voluntary expense limitation of 1.50% of average net assets for the Select International Equity Fund, 1.35% for the Select Aggressive Growth Fund and the Select Capital Appreciation Fund, 1.20% for the Select Growth Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Select Income Fund, and 0.60% for the Money Market Fund. The total operating expenses of the funds of the Trust were less than their respective expense limitations throughout 1996. The declaration of a voluntary expense limitation in any year does not bind Allmerica Investments to declare future expense limitations with respect to these funds.

(2) A portion of the brokerage commissions the Portfolio paid was used to reduce Fund expenses. Including these reductions, total operating expenses would have been .56% for the Fidelity VIP Equity-Income Portfolio and .67% for the Fidelity VIP Growth Portfolio.

(3) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses the total operating expenses would have been 1.20% for the Select International Equity Fund, 0.92% for the Select Growth Fund and 0.80% for the Select Growth and Income Fund.

The following examples demonstrate the cumulative expenses which would be paid by the Owner at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets, as required by rules of the Securities and Exchange Commission ("SEC"). Because the expenses of the Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THE INFORMATION GIVEN UNDER THE FOLLOWING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

(1) If, at the end of the applicable period, you surrender your Contract or annuitize* under a commutable period certain option or a non-commutable period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                                                           1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                                                         -----------  -----------  -----------  -------------
Select International Equity Fund.......................................   $      89    $     137    $     183     $     329
T. Rowe Price International Stock Portfolio............................   $      84    $     124    $     161     $     286
Select Aggressive Growth Fund..........................................   $      85    $     127    $     167     $     297
Select Capital Appreciation Fund.......................................   $      87    $     133    $     176     $     315
Select Growth Fund.....................................................   $      84    $     123    $     160     $     284
Fidelity VIP Growth Portfolio..........................................   $      81    $     113    $     144     $     250
Select Growth and Income Fund..........................................   $      83    $     120    $     154     $     272
Fidelity VIP Equity-Income Portfolio...................................   $      80    $     110    $     138     $     239
Fidelity VIP High Income Portfolio.....................................   $      81    $     114    $     145     $     252
Select Income Fund.....................................................   $      82    $     117    $     151     $     265
Money Market Fund......................................................   $      78    $     106    $     131     $     226

(2) If, at the end of the applicable time period, you annuitize* under a life option or a non-commutable period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                                                           1 YEAR        3 YEARS       5 YEARS      10 YEARS
                                                                         -----------  -------------  -----------  -------------
Select International Equity Fund.......................................   $      30     $      92     $     157     $     329
T. Rowe Price International Stock Portfolio............................   $      26     $      79     $     135     $     286
Select Aggressive Growth Fund..........................................   $      27     $      82     $     140     $     297
Select Capital Appreciation Fund.......................................   $      29     $      88     $     149     $     315
Select Growth Fund.....................................................   $      26     $      78     $     134     $     284
Fidelity VIP Growth Portfolio..........................................   $      22     $      68     $     117     $     250
Select Growth and Income Fund..........................................   $      24     $      75     $     128     $     272
Fidelity VIP Equity-Income Portfolio...................................   $      21     $      65     $     111     $     239
Fidelity VIP High Income Portfolio.....................................   $      22     $      69     $     118     $     252
Select Income Fund.....................................................   $      24     $      72     $     124     $     265
Money Market Fund......................................................   $      20     $      61     $     105     $     226

As required in rules promulgated by the SEC, the Contract fee is reflected in the examples by a method designated to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.075%, and the amount of the Contract fee is assumed to be $.75 in the examples.

* The Contract fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization under any life contingency options, or under a non-commutable period certain option of ten years or longer.

                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                     1996       1995       1994       1993       1992
                                                                   ---------  ---------  ---------  ---------  ---------
SELECT INTERNATIONAL EQUITY
Unit Value:
  Beginning of Period............................................      1.128      0.956      1.000        N/A        N/A
  End of Period..................................................      1.357      1.128      0.956        N/A        N/A
Units Outstanding at End of Period (in thousands)................     60,304     35,558     22,183        N/A        N/A

T. ROWE PRICE INTERNATIONAL STOCK
Unit Value:
  Beginning of Period............................................      1.065      1.000        N/A        N/A        N/A
  End of Period..................................................      1.203      1.065        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)................     16,510      4,066        N/A        N/A        N/A

SELECT AGGRESSIVE GROWTH
Unit Value:
  Beginning of Period............................................      1.768      1.354      1.405      1.192      1.192
  End of Period..................................................      2.066      1.768      1.354      1.405      1.192
Units Outstanding at End of Period (in thousands)................     64,262     51,006     36,330     17,538      5,123

SELECT CAPITAL APPRECIATION
Unit Value:
  Beginning of Period............................................      1.383      1.000        N/A        N/A        N/A
  End of Period..................................................      1.484      1.383        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)................     24,257      5,424        N/A        N/A        N/A

                                                                     1996       1995       1994       1993       1992
                                                                   ---------  ---------  ---------  ---------  ---------
SELECT GROWTH
Unit Value:
  Beginning of Period............................................      1.315      1.069      1.101      1.104      1.000
  End of Period..................................................      1.582      1.315      1.069      1.101      1.104
Units Outstanding at End of Period (in thousands)................     68,193     53,073     38,752     20,366      5,246

FIDELITY VIP GROWTH
Unit Value:
  Beginning of Period............................................      1.235      1.000        N/A        N/A        N/A
  End of Period..................................................      1.397      1.235        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)................     24,745      6,677        N/A        N/A        N/A

SELECT GROWTH & INCOME
Unit Value:
  Beginning of Period............................................      1.382      1.074      1.082      0.994      1.000
  End of Period..................................................      1.652      1.382      1.074      1.082      0.994
Units Outstanding at End of Period (in thousands)................     77,919     61,942     43,292     20,983     22,339

FIDELITY VIP EQUITY-INCOME
Unit Value:
  Beginning of Period............................................      1.191      1.000        N/A        N/A        N/A
  End of Period..................................................      1.342      1.191        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)................     31,681      9,213        N/A        N/A        N/A

FIDELITY VIP HIGH INCOME
Unit Value:
  Beginning of Period............................................      1.096      1.000        N/A        N/A        N/A
  End of Period..................................................      1.233      1.096        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)................     23,051      6,714        N/A        N/A        N/A

SELECT INCOME
Unit Value:
  Beginning of Period............................................      1.186      1.028      1.095      1.001      1.000
  End of Period..................................................      1.208      1.186      1.028      1.095      1.001
Units Outstanding at End of Period (in thousands)................     58,751     46,845     32,823     18,320      5,372

MONEY MARKET
Unit Value:
  Beginning of Period............................................      1.091      1.045      1.019      1.003      1.000
  End of Period..................................................      1.133      1.091      1.045      1.019      1.003
Units Outstanding at End of Period (in thousands)................     60,691     45,589     31,836     19,802      1,447

                            PERFORMANCE INFORMATION

The Contracts first were offered to the public in 1996. The Company, however, may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Underlying Funds have been in existence. The results for any period prior to the Contracts being offered will be calculated as if the Contracts had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts, the underlying Funds, and assuming that the Contract is surrendered at the end of the applicable period. (See TABLE 1).

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by certain charges, and expressed as a percentage of the investment.

The "yield" of the Sub-Account investing in the Money Market Fund of the Trust refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The total return, yield, and effective yield figures are adjusted to reflect the Sub-Account's asset charges. The total return figures also reflect the $30 annual Contract fee and the contingent deferred sales charge which would be assessed if the investment were completely withdrawn at the end of the specified period.

The Company also may advertise supplemental total return performance information. Supplemental total return refers to the total of the income generated by an investment in the Sub-Account and of the changes in value of the principal invested (due to realized and unrealized capital gains or losses), adjusted by the Sub-Account's annual asset charges, and expressed as a percentage of the investment. Because it is assumed that the investment is NOT withdrawn at the end of the specified period, the contingent deferred sales charge is NOT included in the calculation of supplemental total return. (See TABLE 2.)

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity variable accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Underlying Fund in which the Sub-Account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                    TABLE 1
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1996
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                               FOR YEAR                   10 YEARS OR
                                                                                 ENDED                       SINCE
NAME OF UNDERLYING FUND                                                        12/31/96      3 YEARS      INCEPTION*
----------------------------------------------------------------------------  -----------  -----------  ---------------
Select International Equity Fund............................................      13.67%                      10.45%
T. Rowe Price International Stock Portfolio.................................       6.46%                       6.73%
Select Aggressive Growth Fund...............................................      10.32%                      17.62%
Select Capital Appreciation Fund............................................        .93%                      23.40%
Select Growth Fund..........................................................      13.74%                      10.51%
Fidelity VIP Growth Portfolio...............................................       6.53%                      13.46%
Select Growth and Income Fund...............................................      13.00%                      11.64%
Fidelity VIP Equity-Income Portfolio........................................       6.11%                      12.07%
Fidelity VIP High Income Portfolio..........................................       5.87%                       5.87%
Select Income Fund..........................................................      -4.17%                       3.75%
Money Market Fund...........................................................      -2.27%                       4.31%

                                    TABLE 2
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1996
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)

                                                                                FOR YEAR                   10 YEARS OR
                                                                                 ENDED                        SINCE
NAME OF UNDERLYING FUND                                                         12/31/96      3 YEARS      INCEPTION*
----------------------------------------------------------------------------  ------------  -----------  ---------------
Select International Equity Fund............................................       20.17%                      12.01%
T. Rowe Price International Stock Portfolio.................................       12.96%                       8.33%
Select Aggressive Growth Fund...............................................       16.82%                      18.02%
Select Capital Appreciation Fund............................................        7.21%                      26.47%
Select Growth Fund..........................................................       20.24%                      11.00%
Fidelity VIP Growth Portfolio...............................................       13.03%                      13.46%
Select Growth and Income Fund...............................................       19.50%                      12.11%
Fidelity VIP Equity-Income Portfolio........................................       12.61%                      12.07%
Fidelity VIP High Income Portfolio..........................................       12.37%                       9.49%
Select Income Fund..........................................................        1.79%                       4.35%
Money Market Fund...........................................................        3.80%                       4.34%

* The inception dates for the Underlying Funds are: 5/01/94 for Select International Equity Fund; 3/31/94 for T. Rowe Price International Stock Portfolio; 8/21/92 for Select Aggressive Growth Fund; 4/28/95 for Select Capital Appreciation Fund; 8/21/92 for Select Growth Fund; 10/09/86 for Fidelity VIP Growth Portfolio; 8/21/92 for Select Growth and Income Fund; 10/09/86 Fidelity VIP Equity-Income Portfolio; 9/19/85 for Fidelity VIP High Income Portfolio; 8/21/92 for Select Income Fund; 4/29/85 for Money Market Fund.

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                   THE TRUST, FIDELITY VIP, AND T. ROWE PRICE

THE COMPANY. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, Telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of

December 31, 1996, the Company had over $ billion in assets and over $ billion of life insurance in force.

Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirectly wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is the fifth oldest life insurance company in America. As of December 31, 1996, First Allmerica and its subsidiaries (including the Company) had over $ billion in combined assets and over $ billion in life insurance in force.

ALLMERICA SELECT SEPARATE ACCOUNT. Allmerica Select Separate Account (the "Variable Account") is a separate investment account of the Company with eleven Sub-Accounts. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Variable Account was authorized by vote of the Board of Directors of the Company on March 5, 1992. The Variable Account meets the definition of "separate account" under federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision of management or investment practices or policies of the Variable Account by the SEC.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts.

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust (the "Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act.

The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Seven investment portfolios of the Trust currently are available under the Contract, each issuing a series of shares: Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund, Select Income Fund and the Money Market Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of the Trust are not offered to the general public but solely to such variable accounts.

Allmerica Investment Management Company, Inc. ("Allmerica Investment") serves as investment adviser of the Trust Allmerica Investment has entered into sub-advisory agreements with other investment managers ("Sub-Advisers") who manage the investments of the Funds. See "Investment Advisory Services to the Trust."

VARIABLE INSURANCE PRODUCTS FUND. Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management, is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the Contract Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, and Fidelity VIP Growth Portfolio.

Various Fidelity companies perform certain activities required to operate Fidelity VIP. Fidelity Management & Research, Inc. ("Fidelity Management") is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. Fidelity Management is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of Fidelity VIP as part of their operating expenses pay an investment management fee to Fidelity Management. See "Investment Advisory Services to VIP."

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"), is an open-end, diversified management investment company organized as a Maryland corporation in 1994 and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio. See "Investment Advisory Services to T. Rowe Price."

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THE PROSPECTUSES OF THE TRUST, VIP AND T. ROWE PRICE WHICH ACCOMPANY THIS PROSPECTUS, AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information of the Funds are available upon request. There can be no assurance that the investment objectives of the Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies. The Sub-Adviser for the Select International Equity Fund is Bank of Ireland Asset Management.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation. The Sub-Adviser for the Select Aggressive Growth Fund is Nicholas-Applegate Capital Management.

SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital in a manner consistent with the preservation of capital. Realization of income is not a significant investment consideration, and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The Sub-Adviser for the Select Capital Appreciation Fund is Janus Capital Corporation.

SELECT GROWTH FUND -- seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The Sub-Adviser for the Select Growth Fund is Putnam Investment Management, Inc.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks. The Sub-Adviser for the Select Growth and Income Fund is John A. Levin & Co., Inc.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500. The Portfolio may invest in high yielding, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, please see "Risks of Lower-Rated Debt Securities" in the VIP prospectus.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the VIP prospectus.

SELECT INCOME FUND -- seeks a high level of current income. The Fund will invest primarily in investment-grade, fixed-income securities. The Sub-Adviser for the Select Income Fund is Standish, Ayer, & Wood, Inc.

MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. Allmerica Asset Management, Inc. is the Sub-Adviser of the Money Market Fund.

If there is a material change in the investment policy of a Fund, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISORY SERVICES TO THE TRUST. The overall responsibility for the supervision of the affairs of the Trust vests in the trustees. The Trust has entered into an agreement ("Management Agreement") with Allmerica Investment Management Company, Inc. ("Manager"), an indirectly wholly owned subsidiary of First Allmerica, to handle the day-to-day affairs of the Trust. The Manager, subject to review by the trustees, is responsible for the general management of the Funds. The Manager also is obligated to perform certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment, and pays the compensation, if any, of officers and trustees who are affiliated with the Manager.

Other than the expenses specifically assumed by the Manager under the Management Agreement, all expenses incurred in the operation of the Trust are borne by it, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933 ("the 1933 Act"), other fees payable to the SEC, independent public accountant, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commission, fees and expenses of the trustees who are not affiliated with the Manager, expenses for proxies, prospectuses, reports to shareholders and other expenses.

Pursuant to the Management Agreement with the Trust, the Manager has entered into agreements ("Sub-Adviser Agreements") with other investment advisers ("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds. Under the Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to such general or specific instructions as may be given by the trustees. The terms of a Sub-Adviser Agreement cannot be changed materially without the approval of a majority in interest of the shareholders of the affected Fund.

Allmerica Asset Management, Inc., an indirectly wholly owned subsidiary of First Allmerica, is the Sub-Adviser for the Money Market Fund. For the Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund, and Select Income Fund, the Sub-Advisers are independent and have been selected by the Manager in consultation with RogersCasey Consulting, Inc., a leading pension consulting firm. The cost of such consultation is borne by the Manager. RogersCasey Consulting, Inc. provides consulting services
to pension plans representing over $   billion in total assets and, in its
consulting capacity, monitors the investment performance of over 1,000 investment advisers. Each independent Sub-Adviser was selected by the Manager on the basis of strict objective, quantitative and qualitative criteria, with special emphasis on the Sub-Adviser's record in managing similar portfolios. Ongoing performance of the independent Sub-Advisers is monitored and evaluated by a committee which includes members who may be affiliated or unaffiliated with the Company. For providing its services under the Management Agreement, the Manager will receive a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows: 1.00% for the Select International Equity Fund and Select Aggressive Growth Fund, 0.85% for the Select Growth Fund, 0.75% for the Select Growth and Income Fund, and 0.60% for the Select Income Fund. For the Money Market Fund, the fee will be 0.35% on net asset value up to $50,000,000; 0.25% on the next $200,000,000; and 0.20% on the remainder. The fee computed for each Fund will be paid from the assets of such Fund.

The Manager is solely responsible for the payment of all fees for investment management services to the Sub-Advisers, who will receive from the Manager a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows:

FUND                             SUB-ADVISER                                 NET ASSET VALUE         RATE

Select International Equity      Bank of Ireland Asset Management            First $50 million         0.45%
                                                                             Next $50 million          0.40%
                                                                             Over $100 million         0.30%

Select Aggressive Growth         Nicholas-Applegate Capital Mgmt.            *                         0.60%

Select Capital Appreciation      Janus Capital Corporation                   First $100 million        0.60%
                                                                             Over $100 million         0.55%

Select Growth                    Putnam Investment Management, Inc.          First $50 million         0.50%
                                                                             $50 - 150 million         0.45%
                                                                             $150 - 250 million        0.35%
                                                                             $250 - 350 million        0.30%
                                                                             Over $350 million         0.25%

Select Growth and Income         John A. Levin & Co., Inc.                   First $100 million        0.40%
                                                                             Next $200 million         0.25%
                                                                             Over $300 million         0.30%

Select Income                    Standish, Ayer & Wood, Inc.                 *                         0.20%

Money Market Fund                Allmerica Asset Management, Inc.            *                         0.10%

* For the Select Aggressive Growth Fund, Select Income Fund, and Money Market Fund, each rate applicable to the Sub-Advisers does not vary according to the level of assets in the Fund.

INVESTMENT ADVISORY SERVICES TO FIDELITY VIP. For managing investments and business affairs, each Portfolio pays a monthly fee to Fidelity Management. The prospectus of Fidelity VIP contains additional information about the Portfolios, including information about additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

The Fidelity VIP High Income Portfolio pays a monthly fee to Fidelity Management at an annual fee rate made up of the sum of two components:

1. A group fee rate based on the monthly average net assets of all the mutual funds advised by Fidelity Management. On an annual basis this rate cannot rise above 0.37%, and will drop as the total assets in these funds rise.

2. An individual fund fee rate of 0.45% of the Fidelity VIP High Income Portfolio's average net assets throughout the month. One-twelfth of the annual management fee rate is applied to net assets averaged over the most recent month, resulting in a dollar amount which is the management fee for that month.

Both Fidelity VIP Growth and Fidelity VIP Equity-Income Portfolios' fee rates are made up of two components:

1. A group fee rate based on the monthly average net assets of all of the mutual funds advised by Fidelity Management. On an annual basis, this rate cannot rise above 0.52%, and will drop as the total assets in these funds rise.

2. An individual Portfolio fee rate of 0.30% for the Fidelity VIP Growth Portfolio and 0.20% for the Fidelity VIP Equity-Income Portfolio.

One-twelfth of the sum of these two rates is applied to the respective Portfolio's net assets averaged over the most recent month, giving a dollar amount which is the fee for that month.

Thus, the Fidelity VIP High Income Portfolio may have a fee as high as 0.82%. The Fidelity VIP Growth Portfolio may have a fee of as high as 0.82% of its average net assets. The Fidelity VIP Equity-Income Portfolio may have a fee as high as 0.72% of its average net assets.

INVESTMENT ADVISORY SERVICES TO T. ROWE PRICE. To cover investment management and operating expenses, the T. Rowe Price International Stock Portfolio pays Price-Fleming a single, all-inclusive fee of 1.05% of its average daily net assets.

                          DESCRIPTION OF THE CONTRACT

A. PAYMENTS.

The Company's underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, must be met before a Contract can be issued. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax.

The initial net payment will be credited to the Contract as of the date that all issue requirements are properly met. If all issue requirements are not complied with within five business days of the Company's receipt of the initial payment, the payment will be returned unless the Owner specifically consents to the holding of the initial payment until completion of any outstanding issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office.

Payments are not limited as to frequency and number, but there are certain limitations as to amount. Currently, the initial payment must be at least $1,000. Under a salary deduction or monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Contract on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Money Market Fund of the Trust.

Generally, unless otherwise requested, all payments will be allocated among the accounts in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. To the extent permitted by state law, however, if the Contract is issued as an IRA or is issued in Georgia, Idaho, Indiana, Michigan, Missouri, North Carolina, Oklahoma, Oregon, South Carolina, Texas, Utah, Washington or West Virginia, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the Money Market

Fund of the Trust until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

The Owner may change allocation instructions for new payments pursuant to a written or telephone request. If telephone requests are elected by the Owner, a properly completed authorization must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include requirements that callers on behalf of an Owner identify themselves by name and identify the Annuitant by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.

B. RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY.

An individual purchasing a Contract intended to qualify as an IRA may revoke the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to revoke the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office of the Company at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for revocation to be effective.

Within seven days, the Company will provide a refund equal to the greater of (1) gross payments, or (2) the Accumulated Value plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C. RIGHT TO REVOKE ALL OTHER CONTRACTS.

In Georgia, Idaho, Indiana, Michigan, Missouri, North Carolina, Oklahoma, Oregon, South Carolina, Texas, Utah, Washington and West Virginia, any Owner may revoke the Contract at any time within ten days (20 days in Idaho) after receipt of the Contract, and receive a refund as described under " Right to Revoke Individual Retirement Annuity," above.

In all other states, an Owner may return the Contract at any time within ten days (or the number of days required by state law if more than ten) after receipt of the Contract. The Company will pay to the Owner an amount equal to the sum of (1) the difference between the amount paid, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA, the IRA revocation right described above may be utilized in lieu of the special surrender right.

D. TRANSFER PRIVILEGE.

Prior to the Annuity Date, the Owner may transfer amounts among accounts at any time upon written or telephone request to the Company. As discussed in "A. Payments", a properly completed authorization form must be on file before telephone requests will be honored. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Money Market Fund.

Currently, the Company makes no charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Money Market Fund, the Select Income Fund or the Fixed Account (the source account) to one or more Funds. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Funds. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate the option is received by the Company.

The Company reserves the right to limit the number of funds that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected when the Contract is purchased or at a later date.

E. SURRENDER.

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive an amount equal to the Surrender Value. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The amount payable to the Owner upon surrender will be based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a contingent deferred sales charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full Contract years. See "CHARGES AND DEDUCTIONS." The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts under which a commutable period certain option was elected may be surrendered. The Surrender Amount is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No contingent deferred sales charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The right is reserved by the Company to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "Tax Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

F. WITHDRAWALS.

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit a signed, written request for withdrawal, satisfactory to the Company, to the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the accounts from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable contingent deferred sales charge, as described under "CHARGES AND DEDUCTIONS." In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under "GUARANTEE PERIOD ACCOUNTS."

Where allocations have been made to more than one account, a percentage of the withdrawal may be allocated to each such account. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Each withdrawal must be in a minimum amount of $100. No withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "Surrender."

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "FEDERAL TAX CONSIDERATIONS," "Tax Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see "FEDERAL TAX CONSIDERATIONS."

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the 16th day following the issue date. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals will be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals by written request to the Principal Office only.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the Annuity Date an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to a life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office. The LED option permits the Owner to make systematic withdrawals from the Contract over his or her lifetime. The amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years.

If an Owner elects the LED option, in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's then life expectancy. The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual distributions, and may terminate the LED option at any time. The Owner also may elect to receive distributions under an LED option which is determined on the joint life expectancy of the Owner and a beneficiary. The Company also may offer other systematic withdrawal options.

If an Owner makes withdrawals under the LED option prior to age 59 1/2, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract. The payments then would be taxed on an "income first" basis and be subject to a 10% federal tax penalty. For more information, see "FEDERAL TAX CONSIDERATIONS," "B. Taxation of the Contracts in General."

G. DEATH BENEFIT.

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided in "H. The Spouse of the Owner as Beneficiary." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the benefit is equal to the greatest of (1) the Accumulated Value under the Contract increased for any positive Market Value Adjustment; (2) gross payments compounded daily at 5% per year starting on the date each payment is applied, reduced proportionately to reflect withdrawals (for each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal); or (3) the highest Accumulated Value that would have been payable as a death benefit on any Contract anniversary, increased for subsequent payments received since that date and reduced proportionately to reflect withdrawals after that date.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

  (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

  (2) receive a life annuity or an annuity for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

H. THE SPOUSE OF THE OWNER AS BENEFICIARY.

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract in lieu of receiving the amount payable upon death of the Owner. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Money Market Fund. This value never will be subject to a surrender charge when withdrawn. Additional payments may be made; however, a surrender charge will apply to these amounts if they have not been invested in the Contract for more than seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract upon such new Owner's death.

I. ASSIGNMENT.

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see "FEDERAL TAX CONSIDERATIONS"). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

J. ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.

The Annuity Date is selected by the Owner. To the extent permitted in your state, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the new Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. The Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See "FEDERAL TAX CONSIDERATIONS" for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

Under a variable annuity payout, a payment equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meet this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where the Annuitant has elected a commutable period certain option. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "Description of Variable Annuity Options."

If the Owner does not elect otherwise, a variable life annuity with periodic payments for ten years guaranteed will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

K. DESCRIPTION OF VARIABLE ANNUITY OPTIONS.

The Company provides the variable annuity options described below. Currently, variable annuity options may be funded through the Sub-Accounts investing in the Select Growth and Income Fund, the Select Income Fund, the Select Growth Fund and the Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed-amount annuity option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity options or the fixed-amount options may be selected, or any of the variable annuity options may be selected in combination with any of the fixed-amount annuity options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the payee with the guarantee that if the payee should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE PAYEE
ONLY. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the payee, no matter how long the payee lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the payee with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

  Where: (1) is the dollar amount of the Accumulated Value divided by the dollar amount of the first payment, and

         (2) is the number of payments paid prior to the death of the payee.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY. This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty and may be commutable or noncommutable. A commutable option provides the Annuitant with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable period certain option, the Annuitant may not request a lump sum payment. See "Annuity Payment" in the SAI.

It should be noted that the period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

L. ANNUITY BENEFIT PAYMENTS.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the Annuitant's monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the product of (1) the net investment factor of the Sub-Account for the current Valuation Period and (2) a factor to adjust benefits to neutralize the assumed interest rate. The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE FIRST AND SUBSEQUENT ANNUITY BENEFIT PAYMENTS. The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. Variable annuity benefit payments are due on the first of a month, which is the date the payment is to be received by the Annuitant, and currently are based on unit values as of the 15th day of the preceding month.

The Contract provides annuity rates which determine the dollar amount of the first periodic payment under each form of annuity for each $1,000 of applied value. For life contingency options and noncommutable period certain options of ten or more years, the annuity value is the Accumulated Value less any premium taxes and adjusted for any Market Value Adjustment. For commutable period certain options or any period certain option less than ten years, the value is the Surrender Value less any premium tax. For a death benefit annuity, the annuity value will be the amount of the death benefit. The annuity rates in the Contract are based on a modification of the 1983 Table on rates.

The amount of the first monthly payment depends upon the form of annuity selected, the sex (however, see "M. NORRIS Decision") and age of the Annuitant and the value of the amount applied under the annuity option. The variable annuity options offered by the Company are based on a 3.5% assumed interest rate. Variable payments are affected by the assumed interest rate used in calculating the annuity option rates. Variable annuity benefit payments will increase over periods when the actual net investment result of the Sub-Account(s) funding the annuity exceeds the equivalent of the assumed interest rate for the period. Variable annuity benefit payments will decrease over periods when the actual net investment result of the respective Sub-Account is less than the equivalent of the assumed interest rate for the period.

The dollar amount of the first periodic annuity benefit payment under life annuity options and noncommutable period certain options of ten years or more is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value. For commutable period certain options and any period certain option of less than ten years, the Surrender Value less premium taxes, if any, is used rather than the Accumulated Value. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. After the first benefit payment, the dollar amount of each periodic variable annuity benefit payment will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s). The dollar amount of each fixed amount annuity benefit payment is fixed and will not change, except under the joint and two-thirds survivor annuity option.

From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

For an illustration of a variable annuity benefit payment calculation using a hypothetical example, see "Annuity Payments" in the Statement of Additional Information.

M. NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

N. COMPUTATION OF VALUES.

THE ACCUMULATION UNIT. Each net payment is allocated to the account(s) selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX B.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge of 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see "Annuity Payments" in the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Trust, Fidelity VIP, and T. Rowe Price.

A. VARIABLE ACCOUNT DEDUCTIONS.

MORTALITY AND EXPENSE RISK CHARGE. The Company makes a charge of 1.25% on an annual basis of the daily value of each Sub-Account's assets to cover the mortality and expense risk which the Company assumes in relation to the variable portion of the Contract. The charge is imposed during both the accumulation phase and the annuity phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation phase and the annuity phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (see B below) and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Trust, Fidelity VIP, and T. Rowe Price contain additional information concerning expenses of the Underlying Funds.

B. CONTRACT FEE.

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract when the Accumulated Value is less than $50,000. The Contract fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan. Where Contract value has been allocated to more than one account, a percentage of the total Contract fee will be deducted from the value in each account. The portion of the charge deducted from each account will be equal to the percentage which the value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, both the Owner and the Annuitant are within the following classes of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; officers, directors, trustees and employees of any of the Funds; investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C. PREMIUM TAXES.

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

  1. if the premium tax was paid by the Company when payments were received, the premium tax charge is deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

  2.  the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

D. CONTINGENT DEFERRED SALES CHARGE.

No charge for sales expense is deducted from payments at the time the payments are made. A contingent deferred sales charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the contingent deferred sales charge, the Accumulated Value is divided into three categories: (1) New Payments -- payments received by the Company during the seven years preceding the date of the surrender; (2) Old Payments -- accumulated payments not defined as New Payments; and (3) Earnings -- the amount of Contract value in excess of all payments that have not been withdrawn previously. For purposes of determining the amount of any contingent deferred sales charge, surrenders will be deemed to be taken first from accumulated earnings, then from the withdrawal without surrender charge amount, if greater than earnings; then from Old Payments, and then from New Payments. Earnings and any excess withdrawal without surrender charge amount, if applicable, followed by Old Payments may be withdrawn from the Contract at any time without the imposition of a contingent deferred sales charge. If a withdrawal is attributable all or in part to New Payments, a contingent deferred sales charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If a Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a contingent deferred sales charge may be imposed. The amount of the charge will depend upon the number of years that the New Payments, if any, to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the earliest New Payment and then from the next earliest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See "FEDERAL TAX CONSIDERATIONS" for a discussion of how withdrawals are treated for income tax purposes.)

The contingent deferred sales charges are as follows:

  YEARS FROM      CHARGE AS PERCENTAGE OF
   DATE OF                  NEW
   PAYMENT          PAYMENTS WITHDRAWN
--------------  ---------------------------
 Less than 1               6.5%
      2                    6.0%
      3                    5.0%
      4                    4.0%
      5                    3.0%
      6                    2.0%
      7                    1.0%
 More than 7                0%

The amount withdrawn equals the amount requested by the Owner plus the contingent deferred sales charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total contingent deferred sales charge exceed a maximum limit of 6.5% of total gross New Payments. Such total charge equals the aggregate of all applicable contingent deferred sales charges for surrender, withdrawals, and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE. Where permitted by state law, the Company will waive the contingent deferred sales charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date of the Contract and remains confined there until the later of one year after the issue date or 90 consecutive days; (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract; or (3) physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where contingent deferred sales charges have been waived under any one of three situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the contingent deferred sales charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:
(1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the contingent deferred sales charge, and/or credit additional amounts on Contracts, where both the Owner and the Annuitant on the issue date are within the following classes of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; officers, directors, trustees and employees of any of the Underlying Funds, investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents. Finally, contingent deferred sales charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Any reduction or elimination in the amount or duration of the contingent deferred sales charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the contingent deferred sales charges is modified to effect certain exchanges of annuity contracts for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the contingent deferred sales charge, if any, on an amount ("Withdrawal Without Surrender Charge") equal to the greatest of (1), (2) or (3):

Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

Where (2) is: 10% of the Accumulated Value as of the Valuation Date the Company
              receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no contingent deferred sales charge was applied; and

Where (3) is: The amount calculated under the Company's life expectancy distribution option (see "Life
           Expectancy Distributions") whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

(1) Cumulative Earnings ($1,000);

(2) 10% of Accumulated Value ($1,500); or

(3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO basis. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the contingent deferred sales charge, if any, until the entire Withdrawal Without Surrender Charge has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Contract, net of the applicable contingent deferred sales charge on New Payments, the Contract fee and any applicable tax withholding, and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a contingent deferred sales charge on an amount equal to the Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable contingent deferred sales charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "Surrender" and "Withdrawal" under "DESCRIPTION OF CONTRACT" and see "FEDERAL TAX CONSIDERATIONS."

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If any commutable period certain option or a non-commutable period certain option for less than ten years is chosen, a contingent deferred sales charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when the surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No contingent deferred sales charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any non-commutable period certain option for ten years or more. A Market Value Adjustment, however, may apply. See "GUARANTEE PERIOD ACCOUNTS." If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any contingent deferred sales charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

E. TRANSFER CHARGE.

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year. For more information, see "The Contract Transfer Privilege."

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, it is the Company's current practice to give the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "Death Benefit." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                             [(1+i)/(1+j)](n/365)-1

where:  i is the Guaranteed Interest Rate expressed as a decimal for example:
        (3% = 0.03) being credited to the current Guarantee Period;

        j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

        n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "Withdrawals" and "Surrender." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a contingent deferred sales charge applies to the withdrawal, it will be calculated as set forth under "Contingent Deferred Sales Charge" after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

The IRS has issued regulations relating to the diversification requirements for variable annuity and variable life insurance contracts under Section 817(h) of the Code. The regulations provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. If the investments are not adequately diversified, the income on a contract, for any taxable year of an owner, would be treated as ordinary income received or accrued by the owner. It is anticipated that the Funds of the Allmerica Investment Trust, the Portfolios of Fidelity VIP and VIP II, the Portfolio of T. Rowe Price and the Series of DGPF will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

A. QUALIFIED AND NON-QUALIFIED CONTRACTS.

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see D below.

B. TAXATION OF THE CONTRACT IN GENERAL.

The Company believes that the Contracts described in this Prospectus will, with certain exceptions (see "Non-Natural Owner" below), be considered annuity contracts under Section 72 of the Code. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. If the Contract is surrendered or amounts are withdrawn prior to the Annuity Date, any withdrawal of investment gain in value over the cost basis of the Contract will be taxed as ordinary income. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the contract's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under the LED option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts owned by "non-natural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

C. TAX WITHHOLDING.

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

D. PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to non-qualified Owners. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRA's are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract as described in this Prospectus. See "Right to Revoke Individual Retirement Annuity."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using the IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES (TSA'S). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                                    REPORTS

An Owner is sent a report semi-annually which states certain financial information about the Underlying Funds. The Company also will furnish an annual report to the Owner containing a statement of his or her account, including Accumulation Unit values and other information as required by applicable law, rules and regulations.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to owners of TSA contracts (i.e., contracts issued under Section 403(b) of the Code) and to contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the Money Market Fund.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS.

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Portfolios also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company, the Trust, Fidelity VIP and T. Rowe Price do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. If the Company deems it to be in the best interest of Owners, and subject to any approvals that may be required under applicable law, the Variable Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

The Company reserves the right, subject to compliance with applicable law, to
(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class, (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law, (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act, (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account, (5) to change the methodology for determining the net investment factor, and (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 Act and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.

The Company pays commissions not to exceed 6.0% of payments to broker-dealers which sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated contingent deferred sales charges and profits from the Company's General Account. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any contingent deferred sales charges assessed on a Contract will be retained by the Company.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, Telephone 1-800-366-1492.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an excess amount is withdrawn, while the Contract is in force and before the Annuity Date, a contingent deferred sales charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract less than seven full Contract years.

In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

           If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If a Contract is issued on or after the Annuitant's 60th birthday, up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

           If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Money Market Fund.

In Oregon, no payments to the Fixed Account will be permitted if a Contract is issued after the Annuitant's 81st birthday.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES
  FULL SURRENDER

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

           HYPOTHETICAL     WITHDRAWAL       SURRENDER
 ACCOUNT   ACCUMULATED   WITHOUT SURRENDER    CHARGE     SURRENDER
  YEAR        VALUE        CHARGE AMOUNT    PERCENTAGE     CHARGE
---------  ------------  -----------------  -----------  ----------
    1      $  54,000.00    $    5,400.00          6.5%   $ 3,159.00
    2         58,320.00         8,320.00          6.0%     3,000.00
    3         62,985.60        12,985.60          5.0%     2,500.00
    4         68,024.45        18,024.45          4.0%     2,000.00
    5         73,466.40        23,466.40          3.0%     1,500.00
    6         79,343.72        29,343.72          2.0%     1,000.00
    7         85,691.21        35,691.21          1.0%       500.00
    8         92,546.51        42,546.51            0%         0.00

WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

           HYPOTHETICAL                   WITHDRAWAL       SURRENDER
 ACCOUNT   ACCUMULATED                 WITHOUT SURRENDER    CHARGE      SURRENDER
  YEAR        VALUE      WITHDRAWALS     CHARGE AMOUNT    PERCENTAGE     CHARGE
---------  ------------  ------------  -----------------  -----------  -----------
    1      $  54,000.00  $       0.00    $    5,400.00          6.5%    $    0.00
    2         58,320.00          0.00         8,320.00          6.0%         0.00
    3         62,985.60          0.00        12,985.60          5.0%         0.00
    4         68,024.45     30,000.00        18,024.45          4.0%       479.02
    5         41,066.40     10,000.00         4,106.64          3.0%       176.80
    6         33,551.72      5,000.00         3,355.17          2.0%        32.90
    7         30,835.85     10,000.00         3,083.59          1.0%        69.16
    8         22,502.72     15,000.00         2,250.27          0.0%         0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)]n/365-1

The following examples assume:

  1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

  2. The date of surrender is seven years (2,555 days) from the expiration date.

  3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

  4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

  5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

The market value factor = [(1+i)/(1+j)]n/365-1
                    = [(1+.08)/(1+.10)]2555/365-1
                    = (.98182)7-1
                    = -.12054

The market value adjustment=the market value factor multiplied by the withdrawal = -.12054X$62,985.60
            = -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

The market value factor = [(1+i)/(1+j)]n/365-1
                    = [(1+.08)/(1+.07)]2555/365-1
                    = (1.0093)7-1
                    = .06694

The market value adjustment = the market value factor multiplied by the withdrawal = .06694X$62,985.60
            = $4,216.26

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

The market value factor = [(1+i)/(1+j)]n/365-1
                    = [(1+.08)/(1+.11)]2555/365-1
                    = (.97297)7-1
                    = -.17454

The market value adjustment = Minimum of the market value factor multiplied by the withdrawal or the negative of the excess interest earned over 3%

                      = Minimum (-.17454X$62,985.60 or -$8,349.25)
                    = Minimum-$10,993.51 or -$8,349.25)
                    = -$8,349.25

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

The market value factor = [(1+i)/(1+j)]n/365-1
                    = [(1+.08)/(1+.06)]2555/365-1
                    = (1.01887)7-1
                    = .13981

The market value adjustment = Minimum of the market value factor multiplied by the withdrawal or the excess interest earned over 3%

The market value factor = Minimum of .13981X$62,985.60 or $8,349.25
                    = Minimum of $8,806.02 or $8,349.25
                    = $8,349.25

                                   APPENDIX C
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL  HYPOTHETICAL
           ACCUMULATED   MARKET VALUE     DEATH         DEATH         DEATH      HYPOTHETICAL
  YEAR        VALUE       ADJUSTMENT   BENEFIT (1)   BENEFIT (2)   BENEFIT (3)   DEATH BENEFIT
   ---     ------------  ------------  ------------  ------------  ------------  -------------
    1      $  53,000.00   $     0.00   $  53,000.00  $  52,500.00  $  50,000.00   $ 53,000.00
    2         53,530.00       500.00      54,030.00     55,125.00     53,000.00     55,125.00
    3         58,883.00         0.00      58,883.00     57,881.25     55,125.00     58,883.00
    4         52,994.70       500.00      53,494.70     60,775.31     58,883.00     60,775.31
    5         58,294.17         0.00      58,294.17     63,814.08     60,775.31     63,814.08
    6         64,123.59       500.00      64,623.59     67,004.78     63,814.08     67,004.78
    7         70,535.95         0.00      70,535.95     70,355.02     67,004.78     70,535.95
    8         77,589.54       500.00      78,089.54     73,872.77     70,535.95     78,089.54
    9         85,348.49         0.00      85,348.49     77,566.41     78,089.54     85,348.49
   10         93,883.34         0.00      93,883.34     81,444.73     85,348.49     93,883.34

Death Benefit (1) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (2) is the gross payments accumulated daily at 5% reduced proportionately to reflect withdrawals. Death Benefit (3) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (1),
(2), or (3)

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Value.

           HYPOTHETICAL                HYPOTHETICAL
           ACCUMULATED                 MARKET VALUE     DEATH         DEATH         DEATH      HYPOTHETICAL
  YEAR        VALUE      WITHDRAWALS    ADJUSTMENT   BENEFIT (1)   BENEFIT (2)   BENEFIT (3)   DEATH BENEFIT
   ---     ------------  ------------  ------------  ------------  ------------  ------------  -------------
    1      $  53,000.00  $       0.00   $     0.00   $  53,000.00  $  52,500.00  $  50,000.00   $ 53,000.00
    2         53,530.00          0.00       500.00      54,030.00     55,125.00     53,000.00     55,125.00
    3          3,883.00     50,000.00         0.00       3,883.00      3,816.94      3,635.18      3,883.00
    4          3,494.70          0.00       500.00       3,994.70      4,007.79      3,883.00      4,007.79
    5          3,844.17          0.00         0.00       3,844.17      4,208.18      4,007.79      4,208.18
    6          4,228.59          0.00       500.00       4,728.59      4,418.59      4,208.18      4,728.59
    7          4,651.45          0.00         0.00       4,651.45      4,639.51      4,728.59      4,728.59
    8          5,116.59          0.00       500.00       5,616.59      4,871.49      4,728.59      5,616.59
    9          5,628.25          0.00         0.00       5,628.25      5,115.07      5,616.59      5,628.25
   10            691.07      5,000.00         0.00         691.07        599.51        628.25        691.07

Death Benefit (1) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (2) is the gross payments accumulated daily at the 5% reduced proportionately to reflect withdrawals. Death Benefit (3) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (1),
(2), or (3)

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL  HYPOTHETICAL
           ACCUMULATED   MARKET VALUE  HYPOTHETICAL
  YEAR        VALUE       ADJUSTMENT   DEATH BENEFIT
   ---     ------------  ------------  -------------
    1      $  53,000.00   $     0.00    $ 53,000.00
    2         53,530.00       500.00      54,030.00
    3         58,883.00         0.00      58,883.00
    4         52,994.70       500.00      53,494.70
    5         58,294.17         0.00      58,294.17
    6         64,123.59       500.00      64,623.59
    7         70,535.95         0.00      70,535.95
    8         77,589.54       500.00      78,089.54
    9         85,348.49         0.00      85,348.49
   10         93,883.34         0.00      93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment

                                   APPENDIX D
           DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT

1. The Guarantee Period Accounts are not available under Allmerica Select Resource I.

2. The waiver of surrender charge offered in Allmerica Select Resource II if you become disabled prior to age 65, are diagnosed with a terminal illness or remain confined in a nursing home for the later of one year after issue or 90 days (see "Elimination or Reduction of Surrender Charges") is not available under Allmerica Select Resource I.

3. The Withdrawal Without Surrender Charge privilege under Allmerica Select Resource I does not provide access to cumulative earnings without charge. In addition, the 10% free amount is based on the prior December 31 Accumulated Value rather than 10% of the Accumulated Value as of the date the withdrawal request is received.

4. The death benefit under Allmerica Select Resource I is the greatest of: 1) Your total payments less any withdrawals; 2) the Accumulated Value of the Contract; or 3) the amount that would have been payable as a death benefit on the most recent fifth Contract anniversary, increased to reflect additional payments and reduced to reflect withdrawals since that date.

5. Any payment to the Fixed Account offered under Allmerica Select Resource I must be at least $500 and is locked in for one year from the date of deposit. At the end of one year, a payment may be transferred or renewed in the Fixed Account for another full year at the guaranteed rate in effect on that date. The minimum guaranteed rate is 3 1/2%. The Fixed Account is not available to Owners who purchased Allmerica Select Resource I in Oregon. The Fixed Account offered under Allmerica Select Resource I in Massachusetts does not contain any age restrictions. (See APPENDIX A. for discussion of Fixed Account under Allmerica Select Resource II)

                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                           STATEMENT OF ADDITIONAL INFORMATION

                                        FOR

          INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS FUNDED THROUGH

                          ALLMERICA SELECT SEPARATE ACCOUNT



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR ALLMERICA SELECT SEPARATE ACCOUNT DATED MAY 1, 1997 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ALLMERICA INVESTMENTS, INC., 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-366-1492.


                               DATED:  MAY 1, 1997

                     STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY .......................................   2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT  AND THE COMPANY .......   3

SERVICES ..............................................................   3

UNDERWRITERS ..........................................................   3

ANNUITY BENEFIT PAYMENTS ..............................................   4

EXCHANGE OFFER ........................................................   5

PERFORMANCE INFORMATION ...............................................   7

FINANCIAL STATEMENTS ..................................................   9

                         GENERAL INFORMATION AND HISTORY

Allmerica Select Separate Account (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on March 5, 1992. The Company is a life insurance company organized under the laws of
Delaware in July 1974.   Its principal office ("Principal Office") is located
at 440 Lincoln Street, Worcester, Massachusetts 01653, Telephone (508) 855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1996, the Company had over $____ billion in assets and over $____billion of life insurance in force.

Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirectly wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is the fifth oldest life insurance company in America. As of December 31, 1996, First Allmerica and its subsidiaries (including the Company) had over $____billion in combined assets and over $____ billion in life insurance in force.

Currently, 11 Sub-Accounts of the Variable Account are available under the Contract. Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), Variable Insurance Products Fund ("Fidelity VIP") or T. Rowe Price International Series, Inc. ("T. Rowe Price").

The Trust, Fidelity VIP and T. Rowe Price are open-end, diversified management investment companies. Seven different funds of the Trust are available under the Contract: Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund. Three of the portfolios of Fidelity VIP are available under the Contract:
Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, and Fidelity VIP Growth Portfolio. One portfolio of T. Rowe Price is available under the Contract: the T. Rowe Price International Stock Portfolio. Each Fund, Portfolio and Series available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

                   TAXATION OF THE CONTRACT, THE VARIABLE
                          ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                 SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 1996 and 1995, and for each of the three years in the period ended December 31, 1996, and of Allmerica Select Separate Account as of December 31, 1996, and for the periods indicated, included in this Statement of Additional Information constituting part of the Registration Statement, have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter for the Contract pursuant to a contract with the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 6.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amount of commissions retained by Allmerica Investments for sales of contracts funded by Allmerica Select Separate Account for the years 1994, 1995 and 1996 were $0 and $0, and $317,873.83, respectively.

The aggregate amount of commissions paid to independent broker-dealers for the years 1994, 1995 and 1996 were $7,087,456.44, $8,250,976.36, and
$15,783,817.50, respectively.

                        ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE.
The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value -- Previous Valuation Period ............ $ 1.135000

(2) Value of Assets -- Beginning of Valuation Period ................ $5,000,000

(3) Excess of Investment Income and Net Gains Over Capital Losses ...     $1,675

(4) Adjusted Gross Investment Rate for the Valuation Period (3) + (2)   0.000335

(5) Annual Charge (one-day equivalent of 1.40% per annum) ...........   0.000039

(6) Net Investment Rate (4) - (5) ...................................   0.000296

(7) Net Investment Factor 1.000000 + (6) ...........................    1.000296

(8) Accumulation Unit Value -- Current Period (1) x (7) ............  $ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Determination of First and Subsequent Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in the Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulation Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or contingent deferred sales charge, the first monthly payment would be 44.800 multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit for the assumed rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest.
 The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                            EXCHANGE OFFER

A.  VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity contracts described in the Prospectus which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of the Company's Elective Payment Variable Annuity contracts issued on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract,
(2) the contract being exchanged, and (3) a signed Letter of Awareness.

CONTINGENT DEFERRED SALES CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the contingent deferred sales charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the contingent deferred sales charge computation outlined in the new Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN THE EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Single Payment Exchanged Contract. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no are longer a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

B.  FIXED ANNUITY EXCHANGE OFFER.

This exchange offer also applies to all fixed annuity contracts issued by the Company. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's contingent deferred sales charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed, and will vary depending on the investment performance of the Underlying Fund to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a contingent deferred sales charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Funds. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.  EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE.

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently revoke the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Revoke Individual Retirement Annuity" and "Right to Revoke All Other Contracts," will have their exchanged contract automatically reinstated as of the date of revocation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any contingent deferred sales charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

                        PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments.

Contracts funded by Allmerica Select Separate Account have been offered to the public since 1992. Total Return data, however, may be based on the period of time that the Funds have been in existence. The results for any period prior to the Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable contingent deferred sales charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the SEC. The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

    P(1 + T)n = ERV

Where:   P = a hypothetical initial payment to the Variable Account of $1,000

         T = average annual total return
         n = number of years

       ERV = the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the contingent deferred sales charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

Years From Date of                        Charge as Percentage of
Purchase Payment to                       New Purchase Payments
Date of Withdrawal                        Withdrawn*

      0-1                                           6.5%
        2                                           6.0%
        3                                           5.0%
        4                                           4.0%
        5                                           3.0%
        6                                           2.0%
        Thereafter                                    0%


*Subject to the maximum limit described in the Prospectus.

No contingent deferred sales charge is deducted upon expiration of the periods specified above. In all calendar years, a certain amount (withdrawn without withdrawal charges, as described in the Prospectus) is not subject to the contingent deferred sales charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

    P(1 + T)n = EV

Where:   P = a hypothetical initial payment to the Variable Account of $1,000

         T = average annual total return

         n = number of years

        EV = the ending value of the $1,000 payment at the end of the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the contingent deferred sales charge that would be applicable if the Contract was surrendered at the end of the period.

The calculations of Supplemental Total Return include the deduction of the $30 annual Contract fee.

YIELD AND EFFECTIVE YIELD -- MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1996:

              Yield                   %
              Effective Yield         %

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting a charge reflecting the annual 1.40% deduction for mortality and expense risk and the administrative charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

    Effective Yield = [(base period return + 1) (365/7)] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                         FINANCIAL STATEMENTS

Financial Statements for Allmerica Financial Life Insurance and Annuity Company and for its Allmerica Select Separate Account will be filed on or before May 1, 1997 in a post-effective amendment to the Registration Statement pursuant to Rule 485(b).

                        PART C.  OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS

    FINANCIAL STATEMENTS INCLUDED IN PART A
    None


    FINANCIAL STATEMENTS INCLUDED IN PART B
    None--Financials for the Company and for the Separate Account will be included as part of a Post-Effective Amendment Pursuant to Rule 485(b) on or before May 1, 1997


    FINANCIAL STATEMENTS INCLUDED IN PART C
    None

(b) EXHIBITS

Exhibit 1 -    Vote of Board of Directors Authorizing Establishment of
               Registrant dated March 5, 1992 was previously filed on April 15,
               1992, and is incorporated herein by reference.

Exhibit 2 -    Not Applicable.  Pursuant to Rule 26a-2, the Insurance Company
               may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

Exhibit 3 -    Form of Underwriting and Administrative Services Agreement and
               Broker's Agreement were previously filed on August 14, 1992 and are incorporated herein by reference.

Exhibit 4 -    Specimen Policy Form A and Certificate and Generic Policy Form
               were previously filed on April 15, 1992, and are incorporated herein be reference. Policy Form B was filed on May 1, 1996 in Post-effective Amendment No. 9 and is incorporated by reference herein.

Exhibit 5 -    Specimen Generic Application Form A was previously filed on
               August 14, 1992, and is incorporated herein by reference.
               Specimen Application Form A was filed on May 1, 1996 in
               Post-effective Amendment No. 9 and is incorporated by reference herein.

Exhibit 6 -    The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change was filed with Post-Effective
               Amendment No. 7 and is incorporated by reference herein.


Exhibit 7 -    Not Applicable.


Exhibit 8(a)- AUV Calculation Services Agreement with The Shareholder Services Group dated March 31, 1995 was previously filed, and is incorporated by reference herein.


         (b)- Fidelity Services Agreement was filed on April 30, 1996 and is incorporated herein by reference.


Exhibit 9 -    Consent and Opinion of Counsel is filed herewith.


Exhibit 10 -   Consent of Independent Accountants will be filed in a 485(b)
               filing on or before May 1, 1997


Exhibit 11 -   None.

Exhibit 12 -   None.

Exhibit 13 -   None.

Exhibit 14 -   Not Applicable.


Exhibit 15- Participation Agreements with Variable Insurance Products Fund and with T. Rowe Price International Series were previously filed on May 1, 1995 and are incorporated by reference herein.


Exhibit 27- Financial Data Schedules will be filed in a 485(b) filing on or before May 1, 1997.


Item 25.       DIRECTORS AND OFFICERS OF THE DEPOSITOR.

               The principal business address of all the following OFFICERS IS:
               440 Lincoln Street
               Worcester, Massachusetts 01653

              DIRECTORS AND PRINCIPAL OFFICERS WITH THE COMPANY

     NAME AND POSITION                     PRINCIPAL OCCUPATION(S) DURING
       WITH COMPANY                              PAST FIVE YEARS

Bruce C. Anderson, Director              Director of First Allmerica since
                                         1996; Vice President, First
                                         Allmerica

Abigail M. Armstrong, Secretary and      Secretary of First Allmerica since
Counsel                                  1996; Counsel, First Allmerica

John P. Kavanaugh, Director, Vice        Director and Chief Investment
President and  Chief Investment          Officer of First Allmerica since
Officer                                  1996; Vice President, First
                                         Allmerica since 1991

John F. Kelly, Director                  Director of First Allmerica since
                                         1996; Senior Vice President,
                                         General Counsel and Assistant
                                         Secretary, First Allmerica

J. Barry May, Director                   Director of First Allmerica since
                                         1996; Director and President, The
                                         Hanover Insurance Company since
                                         1996; Vice President, The Hanover
                                         Insurance Company, 1993 to 1996

James R. McAuliffe, Director             Director of First Allmerica since
                                         1996; President and CEO, Citizens
                                         Insurance Company of America since
                                         1994; Vice President 1982 to 1994
                                         and Chief Investment Officer, First
                                         Allmerica 1986 to 1994

John F. O'Brien, Director and            Director, Chairman of the Board,
Chairman of the Board                    President and Chief Executive
                                         Officer, First Allmerica since 1989

Edward J. Parry, III, Director,          Director and Chief Financial
Vice President,  Chief Financial         Officer of First Allmerica since
Officer and Treasurer                    1996; Vice President and Treasurer,
                                         First Allmerica since 1993

Richard M. Reilly, Director,             Director of First Allmerica since
President and  Chief Executive           1996; Vice President, First
Officer                                  Allmerica since 1990; Director,
                                         Allmerica Investments, Inc. since
                                         1990; Director and President,
                                         Allmerica Investment Management
                                         Company, Inc. since 1990

Larry C. Renfro, Director                Director of First Allmerica since
                                         1996; Vice President, First
                                         Allmerica since 1990

Eric A. Simonsen, Director and Vice      Director of First Allmerica since
President                                1996; Vice President, First
                                         Allmerica since 1990; Chief
                                         Financial Officer, First Allmerica
                                         1990 to 1996

Phillip E. Soule, Director               Director of First Allmerica since
                                         1996; Vice President, First
                                         Allmerica

Item 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT. See attached organization chart.


         ALMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

             NAME                      ADDRESS                   TYPE OF BUSINESS
             ----                      -------                 ----------------
AAM Equity Fund                     440 Lincoln Street      Massachusetts Grantor Trust
                                    Worcester MA 01653

Allmerica Asset Management          440 Lincoln Street      Investment advisory services
Limited                             Worcester MA 01653

Allmerica Asset Management, Inc.    440 Lincoln Street      Investment advisory services
                                    Worcester MA 01653

Allmerica Employees Insurance       440 Lincoln Street      Insurance Agency
Agency, Inc.                        Worcester MA 01653

Allmerica Financial Alliance        100 North Parkway       Multi-line property and
Insurance Company                   Worcester MA 01605      casualty insurance

Allmerica Financial Benefit         100 North Parkway       Multi-line property and
Insurance Company                   Worcester MA 01605      casualty insurance

Allmerica Financial Corporation     440 Lincoln Street      Holding Company
                                    Worcester MA 01653

Allmerica Financial Insurance       440 Lincoln Street      Insurance Broker
Brokers, Inc.                       Worcester MA 01653

Allmerica Financial Life Insurance  440 Lincoln Street      Life insurance, accident and
and Annuity Company (formerly       Worcester MA 01653      health insurance, annuities,
known as SMA Life Assurance                                 variable annuities and
Company)                                                    variable life insurance

Allmerica Financial Services        440 Lincoln Street      Insurance Agency
Insurance Agency, Inc.              Worcester MA 01653
--------------------------------------------------------------------------------------

Allmerica Funding Corp.             440 Lincoln Street      Special purpose funding
                                    Worcester MA 01653      vehicle for commercial paper

Allmerica Funds                     440 Lincoln Street      Investment Company
                                    Worcester MA 01653

Allmerica, Inc.                     440 Lincoln Street      Common employer for
                                    Worcester MA 01653      Allmerica Financial
                                                            Corporation entities

Allmerica Institutional Services,   440 Lincoln Street      Accounting, marketing and
Inc.                                Worcester MA 01653      shareholder services for
(formerly known as 440 Financial                            investment companies
Group of Worcester, Inc.)

Allmerica Investment                440 Lincoln Street      Investment advisory services
Management Company, Inc.            Worcester MA 01653

Allmerica Investments, Inc.         440 Lincoln Street      Securities, retail broker-dealer
                                    Worcester MA 01653

Allmerica Investment Trust          440 Lincoln Street      Investment Company
                                    Worcester MA 01653

Allmerica Property & Casualty       440 Lincoln Street      Holding Company
Companies, Inc.                     Worcester MA 01653

Allmerica Securities Trust          440 Lincoln Street      Investment Company
                                    Worcester MA 01653

Allmerica Services Corporation      440 Lincoln Street      Internal administrative
                                    Worcester MA 01653      services provider to Allmerica
                                                            Financial Corporation entities

Allmerica Trust Company, N.A.       440 Lincoln Street      Limited purpose national trust
                                    Worcester MA 01653      company

AMGRO, Inc.                         100 North Parkway       Premium financing
                                    Worcester MA 01605

APC Funding Corp.                   440 Lincoln Street      Special purpose funding
                                    Worcester MA 01653      vehicle for commercial paper

Beltsville Drive Limited            440 Lincoln Street      Real estate partnership
Partnership                         Worcester MA 01653

Citizens Corporation                440 Lincoln Street      Holding Company
                                    Worcester MA 01653
--------------------------------------------------------------------------------------

Citizens Insurance Company of       645 West Grand River    Multi-line property and
America                             Howell MI 48843         casualty insurance

Citizens Insurance Company of       333 Pierce Road         Multi-line property and
Illinois                            Itasca IL 60143         casualty insurance

Citizens Insurance Company of       3950 Priority Way       Multi-line property and
the Midwest                         South Drive, Suite 200  casualty insurance
                                    Indianapolis IN 46280

Citizens Insurance Company of       8101 N. High Street     Multi-line property and
Ohio                                P.O. Box 342250         casualty insurance
                                    Columbus OH 43234

Citizens Management, Inc.           645 West Grand River    Services management
                                    Howell MI 48843         company

First Allmerica Financial Life      440 Lincoln Street      Life, pension, annuity,
Insurance Company (formerly         Worcester MA 01653      accident and health insurance
State Mutual Life Assurance                                 company
Company of America)

Greendale Special Placements        440 Lincoln Street      Massachusetts Grantor Trust
Fund                                Worcester MA 01653

The Hanover American Insurance      100 North Parkway       Multi-line property and
Company                             Worcester MA 01605      casualty insurance

The Hanover Insurance Company       100 North Parkway       Multi-line property and
                                    Worcester MA 01605      casualty insurance

Hanover Texas Insurance             801 East Campbell       Attorney-in-fact for Hanover
Management Company, Inc.            Road                    Lloyd's Insurance Company
                                    Richardson TX 75081

Hanover Lloyd's Insurance           801 East Campbell       Multi-line property and
Company                             Road                    casualty insurance
                                    Richardson TX 75081

Linder Skokie Real Estate           440 Lincoln Street      Real estate holding company
Corporation                         Worcester MA 01653

Lloyds Credit Corporation           440 Lincoln Street      Premium financing service
                                    Worcester MA 01653      franchises

Logan Wells Water Company, Inc.     603 Heron Drive         Water Company serving land
                                    Bridgeport NJ 08014     development investment
--------------------------------------------------------------------------------------

Massachusetts Bay Insurance         100 North Parkway       Multi-line property and
Company                             Worcester MA 01605      casualty insurance

SMA Financial Corp.                 440 Lincoln Street      Holding Company
                                    Worcester MA 01653

Somerset Square, Inc.               440 Lincoln Street      Real estate holding company
                                    Worcester MA 01653

Sterling Risk Management            440 Lincoln Street      Risk management services
Services, Inc.                      Worcester MA 01653


Item 27.  NUMBER OF CONTRACT OWNERS.

     As of December 31, 1996, there were 6,604 Contact Owners of qualified Contracts and 8,671 Contract Owners of non-qualified Contracts.

Item 28.  INDEMNIFICATION.

Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgement, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

Item 29.  PRINCIPAL UNDERWRITERS.

(a) Allmerica Investments, Inc. also acts as principal underwriter for the following:
     - VEL Account, VEL II Account, Allmerica Select Account, Inheiritage, Group VEL Account and Allmerica Select Separate Account II, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K and VA-P, Separate Account KG, KGC, Fulcrum, and Fulcrum Variable Life of Allmerica Financial Life Insurance and Annuity Company

     - Separate Account I, Separate Accounts VA-K and VA-P, Inheiritage

       Account, Allmerica Select Separate Account, VEL II Account, Group VEL, Separate Accounts KG, KGC, Fulcrum, Fulcrum Variable Life of First Allmerica Financial Life Insurance Company

     - Allmerica Investment Trust


(b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653


NAME                     POSITION OR OFFICE WITH
                         UNDERWRITER

Emil J. Aberizk          Vice President and Chief Compliance Officer

Abigail M. Armstrong     Secretary and Counsel

Richard F. Betzler, Jr.  Vice President

Philip J. Coffey         Vice President

Thomas P. Cunningham     Vice President Chief Financial Officer and Controller

John F. Kelly            Director

David J. Mueller         Vice President

William F. Monroe, Jr.   Vice President

John F. O'Brien          Director

Stephen Parker           President, Director and Chief Executive Officer

Edward J. Parry, III     Treasurer

Richard M. Reilly        Director

Eric A. Simonsen         Director

Mark Steinberg           Senior Vice President

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

Item 31.  MANAGEMENT SERVICES.

Effective March 31, 1995, the Company provides daily unit value calculations and related services for the Company's separate accounts.

Item 32.  UNDERTAKINGS.

(a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

(d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

(e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

Item 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM.

Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

4. A signed statement acknowledging the participant's understanding of (I) the restrictions on redemption withdrawal imposed by the Program and by
     Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Worcester, and Commonwealth of Massachusetts, on the 13th day of February, 1997.



                                ALLMERICA FINANCIAL LIFE
                                INSURANCE AND ANNUITY COMPANY
                                ALLMERICA SELECT ACCOUNT

                                Attest: /s/ Abigail M. Armstrong.
                                        ------------------------------
                                        Abigail M. Armstrong, Secretary.


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


SIGNATURE                        TITLE                           DATE
---------                        -----                           ----
/s/ John F. O'Brien       Director and Chairman of the Board
------------------------
John F. O'Brien

/s/ Bruce C. Anderson      Director
------------------------
Bruce C. Anderson

/s/ John P. Kavanaugh      Director                           February 13, 1997
------------------------
John P. Kavanaugh

/s/ John F. Kelly          Director
------------------------
John F.Kelly

/s/ J. Barry May           Director
------------------------
J. Barry May

/s/ James R. McAuliffe     Director
------------------------
James R. McAuliffe

/s/ Edward J. Parry, III   Director,Vice President
------------------------   Treasurer and Chief Financial Officer
Edward J. Parry, III

/s/ Richard M. Reilly      Director, President and
------------------------   Chief Executive Officer
Richard M. Reilly

/s/ Larry C Renfro         Director
------------------------
Larry C. Renfro

/s/ Eric A. Simonsen       Director
------------------------
Eric A. Simonsen

/s/ Phillip E. Soule       Director
------------------------
Phillip E. Soule

                                EXHIBIT TABLE


Exhibit 9 -    Consent and Opinion of Counsel